Operating Leases - Schedule of Maturities of the Operating Entity’s Lease Liabilities (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Maturities of the Operating Entity’s Lease Liabilities [Abstract]
2025	$ 114,074
2026	71,875
2027
2028
2029
Total lease payments	185,949
Less: Imputed interest/present value discount	7,404
Present value of lease liabilities	$ 178,545	$ 165,699